FPA New Income, Inc. (Prospectus Summary) | FPA New Income, Inc.
SUMMARY SECTION
Investment Objective.
The Fund's primary investment objective is current income and long-term total return.

Capital preservation is also a consideration.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay

if you buy and hold shares of the Fund. You, your spouse and the following related people (and their spouses) can combine investments to reduce your sales charge: grandparents, parents,

siblings, children or grandchildren, aunts or uncles, nieces or nephews; or by the individual, his or her spouse and

a trustee or other fiduciary purchasing securities for related trusts, estates or fiduciary accounts, including employee benefit plans. More information about these and other ways of reducing your sales charge is available in the prospectus section,

"Reducing Your Sales Charge," and in the Fund's Statement of

Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		FPA New Income, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		1.00%
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA New Income, Inc.
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of

investing in the Fund with the cost of investing in other

mutual funds. The Example assumes you invest $10,000 in the

Fund for the time periods indicated and then redeem all of

your shares at the end of those periods. The Example also

assumes that your investment has a 5% return each year and

that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these

assumptions your costs would be:

Expense Example (USD $)	FPA New Income, Inc.
Expense Example, With Redemption, 1 Year	409
Expense Example, With Redemption, 3 Years	535
Expense Example, With Redemption, 5 Years	673
Expense Example, With Redemption, 10 Years	1,074

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when

it buys and sells securities (or "turns over" its portfolio).

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund's performance. During the most recent fiscal year, the

Fund's portfolio turnover rate was 117% of the average value of its whole portfolio.

Principal Investment Strategies.
The Fund's investment adviser, First Pacific Advisors, LLC,

purchases primarily fixed-income securities for the Fund,

with an emphasis on obligations issued or guaranteed by the

United States Government and its agencies and instrumentalities.

The Fund can also invest in corporate debt securities,

preferred stocks and convertible securities.

At least 65% of the Fund's total assets are invested in a

diversified portfolio of income producing securities. The

Adviser generally invests a significant portion (50% or more)

of the Fund's total assets in debt obligations issued or

guaranteed by the United States Government and its agencies and instrumentalities, including mortgage-backed securities. The

Fund also invests in highly-rated (as rated by a Nationally

Recognized Statistical Rating Organization) non-convertible

debt securities, commercial paper and repurchase agreements.

In addition, the Fund may invest, within specified limits,

in non-convertible debt securities of lesser quality,

convertible debt securities, preferred stocks, interest-only and principal-only stripped mortgage securities, Z-Bonds and inverse floaters.

The Fund invests primarily in fixed-income securities,

including convertible securities. The market price of fixed-

income securities held by the Fund generally can be expected to vary inversely to changes in prevailing interest rates.

Investments in fixed-income securities with longer maturities generally produce higher yields but are subject to greater

market fluctuation. The modified duration, which is likely to vary substantially from time to time, of the debt securities owned by the Fund was 0.89 years on September 30, 2011 and

0.72 years on December 31, 2011.

The Fund's current operating policy is to invest at least

75% of its total assets, calculated at market value at the

time of investment, in the following types of securities:

(1) securities issued or guaranteed by the United States

Government, its agencies or instrumentalities;

(2) marketable, non-convertible debt securities rated at the time of purchase within the two highest grades as determined by either Moody's Investors Service,Inc. ("Moody's") (Aaa and Aa)

or by Standard & Poor's Corporation ("S&P") (AAA and AA);

(3) commercial paper of U.S. issuers which at the time of

investment is (a) rated in the highest category by Moody's

(Prime-1) or S&P (A-1) or (b) issued by a company which, at

the date of investment, has any outstanding debt securities

rated at least Aa by Moody's or AA by S&P; and

(4) repurchase agreements with a member bank of the Federal

Reserve System or a U.S. securities dealer. A repurchase

agreement is a short-term investment. The Fund acquires a

debt security that the seller agrees to repurchase at a

future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. Such security may also decline in value and fail to provide income.

Up to 25% of the Fund's total assets, calculated at market

value at the time of investment, may be invested in: (a)

non-convertible debt securities which are not rated in the

highest two grades by Moody's or S&P; (b) convertible debt

securities; and (c) preferred stocks in an amount not exceeding

5% of the Fund's total assets. Such debt securities may

include so-called junk bonds. Up to 30% of the Fund's total

assets may be invested, or committed for investment, in

securities offered on a delayed delivery basis. Up to 15% of the Fund's total assets may be invested in interest-only and principal-only classes of stripped mortgage securities,

collateralized mortgage obligations structured as accrual

certificates, also known as Z-Bonds, and inverse floaters.

The prices of these securities are likely to be volatile in

the event of changes in interest rates or in mortgage prepayment rates, or expectations related thereto.

The Fund may invest up to 25% of its total assets in securities of foreign governments and corporations. Such investments

involve additional risks and opportunities compared with securities of United States issuers.

Principal Investment Risks.
• Investments in fixed-income securities with longer maturities generally produce higher yields but are subject to greater market fluctuation.

• If interest rates rise, the market price of fixed-income securities held by the Fund will fall. If interest rates fall, the Fund will be subject to greater prepayment risk, resulting in the Fund needing to reinvest in lower-yielding securities.

• Debt securities are subject to credit risk, meaning that the issuer of the debt security will default or fail to make timely payments of principal or interest. To the extent that convertible debt securities or other debt securities acquired by the Fund are rated lower than investment grade or are not rated, there is greater credit risk.

• The prices of lower rated and unrated debt securities may fluctuate more than higher rated debt securities and may decline significantly in periods of general economic difficulty, and the market for these securities may be less liquid.

• The prices of derivatives are likely to be more volatile in reaction to actual or expected changes in interest rates or in mortgage prepayment rates.

• Investing outside the U.S. can also involve additional risks, such as currency fluctuations, foreign government actions or political, social and economic instability. Compared to U.S. issuers, there may be less publicly available information about foreign companies, which generally are subject to less stringent accounting, auditing and financial reporting standards. In the event of default on any foreign debt obligation, it may be more difficult for the Fund to obtain or enforce a judgment against the issuer. These factors can make foreign securities less liquid, more volatile, and harder to value than U.S.

securities.

• Fund shares could decline in value in response to certain events, such as changes in markets or economies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because of these and other risks, you could lose money by investing in the Fund.

Updated Performance Information.
To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800)982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the

Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 3.50%. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the

Fund will perform in the future.

The Barclays Capital Government/Credit Index is considered a measure of bond performance and is included as a broad-based comparison to the Fund's portfolio.

The Barclays Capital Government/Credit Index is an unmanaged fixed income market value-weighted index that combines the Barclays Capital U.S. Government and

Credit Indices, including U.S. government and agency securities. All issues are investment grade (Baa) or higher, with maturities of at least one year. The

Lipper Corporate Debt Funds A-Rated Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives. Funds in this Average invest primarily in corporate debt issues rated "A" or better or government issues. Index returns reflect the reinvestment of all dividends and/or distributions.

The Fund's highest/lowest quarterly results during this time period were:

Highest                                     2.93%              (Quarter ended 3/31/02)

Lowest                                     (3.00)%              (Quarter ended 9/30/02)

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA New Income, Inc.	Before Taxes		(1.34%)	2.99%	3.66%
FPA New Income, Inc. After Taxes on Distributions	After Taxes on Distributions	[1]	(2.73%)	1.55%	2.13%
FPA New Income, Inc. After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	[1]	(1.94%)	1.71%	2.21%
FPA New Income, Inc. Barclays Capital Government/Credit Index	Barclays Capital Government/Credit Index (reflects no deductions for fees, expenses or taxes)		8.74%	6.55%	5.85%
FPA New Income, Inc. Lipper Corporate Debt Funds A-Rated Average	Lipper Corporate Debt Funds A-Rated Average (reflects no deductions for sales charges or taxes)		6.78%	5.85%	5.38%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.